Note 19 - Derivatives (Details Textual) $ in Thousands			12 Months Ended
	Nov. 21, 2025 USD ($)	Nov. 25, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021
Number of Foreign Currency Derivatives Held			12	12
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net			$ 14,099	$ 39,600
Derivative, Average Forward Exchange Rate			1.1749	1.0837
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives			$ 1,478	$ (4,898)	$ 1,177
Fair Value Hedge Liabilities				$ 1,369
Fair Value Hedge Assets			$ 110
Interest Rate Cap, Three-month or Daily Compounded SOFR Exceeds 2.53%-3.50% [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held				3
Derivative, Notional Amount				$ 33,683
Number of Interest Rate Derivatives Terminated			1	1
Gain (Loss) on Sale of Derivatives			$ 65	$ 70
Interest Rate Swap, Cross-currency Rate Swap and Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount			805,028	631,755
Interest Rate Cash Flow Hedge Asset at Fair Value			31,645	14,071
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net			$ 4,822
Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative, Number of Instruments Held	2					2
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 9,957	$ 1,047
Derivative, Fair Value, Net				$ 18,387
Foreign Currency Options [Member]
Number of Foreign Currency Derivatives Held			12
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net			$ 21,150
Derivative, Average Forward Exchange Rate			1.175
Foreign Currency Fair Value Hedge Asset at Fair Value			$ 393